Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment information

23. Segment information

(1) The Company’s operating segments

The Group determines the operating segments by establishing strategic decisions. Chief operating decision maker (“CODM”) reviews operating profit by each segment in order to make decisions regarding the resources to be allocated to the segment and to evaluate the performance of the segment.

The reportable segments of the Group are in line with the organizational structure and CODM’s review of operations, and include mobile, online and others.

The accounting policies of the operating segments are the same as those described in the significant accounting policies.

The Group assesses the performance of its operating segments based on its operating profit or loss, which does not differ from operating profit reported on the statement of comprehensive income except for inter-segment transactions. Total assets and liabilities for each segment are not reported to CODM. The segment information for the years ended December 31, 2019, 2018 and 2017.

	2019
	Revenue		Depreciation Amortization		Operating profit(*2)
		(In millions of Korean won)
Online	~~W~~	48,182	~~W~~	1,401	~~W~~	7,754
Mobile		346,878		1,145		38,655
Others		19,352		1,107		562
Sub total		414,412		3,653		46,971
Inter-segment eliminations(*1)		(53,445)		—		1,692
Total	~~W~~	360,967	~~W~~	3,653	~~W~~	48,663

	2018
	Revenue		Depreciation Amortization		Operating profit(*2)
		(In millions of Korean won)
Online	~~W~~	41,288	~~W~~	238	~~W~~	4,286
Mobile		257,364		473		24,795
Others		9,526		715		1,086
Sub total		308,178		1,426		30,167
Inter-segment eliminations(*1)		(21,408)		(12)		3,201
Total	~~W~~	286,770	~~W~~	1,414	~~W~~	33,368

	2017
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
	(In millions of Korean won)
Online	~~W~~	53,790	~~W~~	222	~~W~~	14,536
Mobile		87,194		268		(2,476)
Others		7,532		36		993
Sub total		148,516		526		13,053
Inter-segment eliminations(*1)		(6,893)		(6)		982
Total	~~W~~	141,623	~~W~~	520	~~W~~	14,035

(* 1) The Group reflects inter-segment eliminations as adjustments.

(* 2) Other profit or loss items that do not constitute operating profit (loss) are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.

(2) Revenue from external customers by country for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
		(In millions of Korean won)
Korea	~~W~~	45,273	~~W~~	80,814	~~W~~	28,708
Taiwan		52,118		98,210		76,121
Japan		28,469		9,767		9,491
The United States of America		55,062		10,572		7,774
Thailand		62,043		43,846		6,569
The Philippines		30,951		15,539		883
Indonesia		22,355		9,359		1,075
Other		64,696		18,663		11,002
Total	~~W~~	360,967	~~W~~	286,770	~~W~~	141,623

(*) Revenue was attributed to the country based on the customer’s location.

Non-Current assets by geographical regions as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	(In millions of Korean won)
Domestic	~~W~~	5,732	~~W~~	3,054	~~W~~	2,114
Overseas		4,170		1,045		468
Total	~~W~~	9,902	~~W~~	4,099	~~W~~	2,582

(*) The amounts are exclusive of financial assets and deferred tax assets.

(3) No individual external customers accounted for more than 10% of consolidated revenue for the years ended December 31, 2019, 2018 and 2017.